Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Flexible Bond Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	4.02%	[1]	1.62%	[1]	3.38%	[1]	6.27%	[1]	Jul. 07, 1987	[1]	8.72%	3.05%	3.75%	6.23%	7.50%	[2]	1.96%	[2]	3.16%	[2]	5.74%	[2]	Jul. 07, 1987	[2]	8.72%	3.05%	3.75%	6.23%	9.10%	2.53%	3.76%	6.29%	Jul. 07, 1987	8.72%	3.05%	3.75%	6.23%	9.56%	2.95%	4.17%	6.52%	Jul. 07, 1987	8.72%	3.05%	3.75%	6.23%	9.66%	3.05%	4.20%	6.53%	Jul. 07, 1987	8.72%	3.05%	3.75%	6.23%	8.83%	2.28%	3.50%	6.04%	Jul. 07, 1987	8.72%	3.05%	3.75%	6.23%	9.50%	2.82%	4.02%	6.48%	Jul. 07, 1987	8.20%	1.63%	2.58%	4.19%	Jul. 07, 1987	5.60%	1.62%	2.54%	4.14%	Jul. 07, 1987	8.72%	3.05%	3.75%	6.23%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.